Organization - Additional Information (Details) $ in Thousands						12 Months Ended
	Dec. 21, 2020	Jan. 14, 2014 CNY (¥)	Oct. 25, 2013 CNY (¥)	Jan. 30, 2013 CNY (¥)	Nov. 23, 2011 Agreement	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Oct. 31, 2024 CNY (¥)
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity						¥ 7,583,276,000	¥ 8,161,394,000		$ 1,084,394
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						46,681,735,000	45,760,525,000		6,675,401
Equity method investments						115,700,000	205,500,000		16,600
Purchase Option Agreement Between Beijing Qiyi Century And Beijing IQIYI
Organization And Basis Of Presentation [Line Items]
Loan agreement expiration date				Nov. 22, 2032
Purchase Option Agreement Between Beijing Qiyi Century And Beijing IQIYI | Minimum
Organization And Basis Of Presentation [Line Items]
Material contract value				¥ 300,000
Trademark License Agreement and Software Usage License Agreement Between Beijing QIYI Century and Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Extended period of loan agreement					10 years
Loan agreement extended date					Nov. 23, 2031
Number of license agreements | Agreement					2
Term of license agreements					5 years
Exclusive Technology Consulting and Services Agreements
Organization And Basis Of Presentation [Line Items]
Term of license agreements					10 years
Business Operation Agreement Amongst Beijing QIYI Century, Beijing iQIYI and its Shareholders
Organization And Basis Of Presentation [Line Items]
Business operation agreement extended date				Jan. 30, 2033
Term of business operation agreement				10 years
Extended period of business operation agreement				10 years
Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Equity method investments										¥ 300,000
Equity method investment, ownership percentage										1.00%
Shanghai iQIYI
Organization And Basis Of Presentation [Line Items]
Loan agreement expiration date			Oct. 25, 2033
Business operation agreement maturity date			Oct. 25, 2033
Shanghai Zhong Yuan
Organization And Basis Of Presentation [Line Items]
Loan agreement expiration date			Jan. 14, 2034
Business operation agreement maturity date		Jan. 14, 2034	Jan. 14, 2034
Beijing QIYI Century | Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity				¥ 27,000,000
Loan agreement expiration date				Jun. 23, 2031
Extended period of business cooperation agreement	10 years				10 years
Business cooperation agreement extended date				Nov. 23, 2031
Beijing QIYI Century | Beijing iQIYI | Trademark License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement					1 year
Beijing QIYI Century | Beijing iQIYI | Software Usage License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement	10 years				5 years
Trade License Agreement Extended Date	Dec. 01, 2031
Beijing QIYI Century | Shanghai iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity			¥ 10,000,000
Loan agreement expiration date			Oct. 25, 2033
Beijing QIYI Century | Shanghai Zhong Yuan
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity		¥ 20,000,000
Loan agreement expiration date		Jan. 14, 2034
Variable Interest Entities
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						28,283,916,000	27,241,285,000		$ 4,044,545
Variable Interest Entities | Asset Pledged as Collateral
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs' subsidiaries' assets						¥ 0	¥ 0
Variable Interest Entities | Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage						88.00%	93.00%	92.00%